Schedule of Common Stock Warrant (Details)	12 Months Ended
Dec. 31, 2025 USD ($) shares
Class of Warrant or Right [Line Items]
Balance, December 31, 2024 | $
Balance, Warrants | shares
Warrant arising from acquisition of Siyata PTT | $	$ 100
Balance, Warrants | shares	136
Issuance of warrants | $	$ 5,600,000
Issuance of warrants, Warrants | shares	3,435,583
Balance, December 31, 2025 | $	$ 5,600,100
Balance, Warrants | shares	3,435,719
Warrants [Member] | 11-Jan-22 [Member]
Class of Warrant or Right [Line Items]
Balance, December 31, 2024 | $
Balance, Warrants | shares
Warrant arising from acquisition of Siyata PTT | $
Balance, Warrants | shares	80
Issuance of warrants | $
Issuance of warrants, Warrants | shares
Balance, December 31, 2025 | $	$ 0
Balance, Warrants | shares	80
Pre-funded Warrants [Member] | 31-Oct-23 [Member]
Class of Warrant or Right [Line Items]
Balance, December 31, 2024 | $
Balance, Warrants | shares
Warrant arising from acquisition of Siyata PTT | $	$ 100
Balance, Warrants | shares	56
Issuance of warrants | $
Issuance of warrants, Warrants | shares
Balance, December 31, 2025 | $	$ 100
Balance, Warrants | shares	56
Pre-funded Warrants [Member] | 3-Oct-25 [Member]
Class of Warrant or Right [Line Items]
Balance, December 31, 2024 | $
Balance, Warrants | shares
Warrant arising from acquisition of Siyata PTT | $
Balance, Warrants | shares
Issuance of warrants | $	$ 5,600,000
Issuance of warrants, Warrants | shares	3,435,583
Balance, December 31, 2025 | $	$ 5,600,000
Balance, Warrants | shares	3,435,583